Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Aug. 16, 2013
Document Effective Date	Aug. 19, 2013
Prospectus Date	Aug. 19, 2013
Class I, A, and L Prospectus | Global Quality Portfolio | Class I
Risk/Return:
Trading Symbol	MGQIX
Class I, A, and L Prospectus | Global Quality Portfolio | Class A
Risk/Return:
Trading Symbol	MGQAX
Class I, A, and L Prospectus | Global Quality Portfolio | Class L
Risk/Return:
Trading Symbol	MGQLX
Class IS Portfolio | Global Quality Portfolio | Class IS
Risk/Return:
Trading Symbol	MGQSX